Additional financial information - Operating activities and investing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net change in non-cash operating working capital
Accounts receivable	$ (124)	$ (30)	$ (38)
Due to and from affiliated companies, net	36	(13)	(3)
Prepaid expenses	(13)	8	(4)
Other long-term assets	1	(4)	(11)
Accounts payable and accrued liabilities	72	29	24
Income and other taxes receivable and payable, net	(10)	4	1
Advance billings and customer deposits	(1)	3	(9)
Provisions	(29)	8	12
Other long-term liabilities	(1)	(4)	0
Net change in non-cash operating working capital	(69)	1	(28)
Capital asset additions
Property, plant and equipment, excluding right-of-use assets	(93)	(63)	(58)
Intangible assets	(8)	(11)	(5)
Total	(101)	(74)	(63)
Change in associated non-cash investing working capital	2	14	10
Cash payments for capital assets and software	$ (99)	$ (60)	$ (53)